Investment In Marketable Equity Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Investment in Biohaven [Abstract]
Balance, beginning of year	$ 68	$ 103	$ 53
Unrealized (loss) gain on investment		(35)	50
Proceeds from the sale of the investment	(140)
Gain on sale	72
Balance, end of year		$ 68	$ 103